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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              155 North Wacker Dr.
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                                                               February 25, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:  Van Kampen Limited Duration Fund -- Post-Effective
     Amendment No. 38 to the Registration Statement on Form N-1A -- Rule 485(a) Filing (File Nos.
     33-1705 and 811-4491)

Ladies and Gentlemen:

     Van Kampen Limited Duration Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith, (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     The purpose of the filing is to add a summary prospectus for Van Kampen Limited Duration Fund, a series of the Registrant. Aside from usual and customary "annual update" changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Registrant has made only those disclosure changes necessary to reflect and implement the revisions related to the summary prospectus. The Registrant believes that this Registrant meets the requirements for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 ("IC-13768"). In accordance with IC-13768, we hereby request selective review of the Registration Statement limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes related to the summary prospectus, as discussed above. Selective review would serve to expedite the review process for the Registrant as well as use the staff's time more effectively.

     Should the staff have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Elizabeth Nelson (630) 684-6301.

                                       Very truly yours,

                                       /s/ Charles B. Taylor
                                       ---------------------
                                       Charles B. Taylor